UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-00224
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                     10/30/2008
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           21
                                         -----------
Form 13F Information Table Value Total:  $15,090,411
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AT+T INC                       COM              00206R102   724524   25950          SOLE                X      0    0
AIR PRODS + CHEMS INC          COM              009158106   698598   10200          SOLE                X      0    0
AMERICAN INTL GROUP INC        COM              026874107    62438   18750          SOLE                X      0    0
ANADARKO PETE CORP             COM              032511107   223243    4602          SOLE                X      0    0
CLEAN ENERGY FUELS CORP        COM              184499101  1488778  105214          SOLE                X      0    0
COCA COLA CO                   COM              191216100   475920    9000          SOLE                X      0    0
CORGI INTL LTD                 SPONSORED ADR    21872Q202    14614   47142          SOLE                X      0    0
                               NEW
EQUITY RESIDENTIAL             SH BEN INT       29476L107   799380   18000          SOLE                X      0    0
EXXON MOBIL CORP               COM              30231G102  2609376   33600          SOLE                X      0    0
GENERAL ELEC CO                COM              369604103  1009800   39600          SOLE                X      0    0
INFINERA CORP                  COM              45667G103   182242   19063          SOLE                X      0    0
JUNIPER NETWORKS INC           COM              48203R104   561263   26638          SOLE                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   833497   16700          SOLE                X      0    0
MERCK + CO INC                 COM              589331107  2017157   63915          SOLE                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   738080    5600          SOLE                X      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP CDT            COM              74837P108    41022   39444          SOLE                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   132962   13417          SOLE                X      0    0
THERMAGE INC                   COM              88343R101   228565   66637          SOLE                X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   569116   17735          SOLE                X      0    0
WELLS FARGO + CO NEW           COM              949746101   645516   17200          SOLE                X      0    0
WYETH                          COM              983024100  1034320   28000          SOLE                X      0    0